Share Capital	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Share Capital
14.	SHARE CAPITAL

(a)	Equity Incentive Plan

The Company has an Employees’ and Directors’ Equity Incentive Plan (the “Equity Incentive Plan”), which includes three components: (i) a Share Option Plan; (ii) a Share Bonus Plan; and (iii) a Share Purchase Plan.

(i)

The Share Option Plan authorizes the Board of Directors of the Company to grant options to directors and employees of Turquoise Hill to acquire common shares of the Company at a price based on the weighted average trading price of the common shares for the five days preceding the date of the grant. Options vest over four years and have seven year contractual terms unless otherwise determined from time to time by the Board of Directors, on the recommendation of the Compensation and Benefits Committee. The Share Option Plan also provides that these options may, upon approval of the Board of Directors, be converted into stock appreciation rights.

(ii)	The Share Bonus Plan permits the Board of Directors of the Company to authorize the issuance, from time to time, of common shares of the Company to employees of the Company and its affiliates.

(iii)

The Share Purchase Plan entitles each eligible employee of Turquoise Hill to contribute up to seven percent of each employee’s annual basic salary in semi-monthly instalments. At the end of each calendar quarter, each employee participating in the Share Purchase Plan is issued common shares of the Company equal to 1.5 times the aggregate amount contributed by the participant, based on the weighted average trading price of the common shares during the preceding three months.

The Company is authorized to issue a maximum of 6.5% of the issued and outstanding Common Shares (December 31, 2013 - 65,397,579) pursuant to the Equity Incentive Plan. At December 31, 2013, an aggregate of 59,488,247 common shares were available for future grants of awards under the plan.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of subjective assumptions, including the expected term of the option award and stock price volatility. The expected term of options granted is derived from historical data on employee exercise and post-vesting employment termination behaviour. Expected volatility is based on the historical volatility of the Company’s stock. These estimates involve inherent uncertainties and the application of management judgment. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those options expected to vest. As a result, if other assumptions had been used, the recorded stock-based compensation expense could have been materially different from that reported.

During 2013, the Company did not grant any new stock options. The weighted average grant-date fair value of stock options granted during 2012 was Cdn$1.01. The fair value of these options was determined using the Black-Scholes option pricing model, using the following weighted average assumptions:

	2013	2012
Risk-free interest rate	n/a	1.09%
Expected life	n/a	0.9 years
Expected volatility	n/a	39%
Expected dividends	n/a	$nil

A summary of stock option activity and information concerning outstanding and exercisable options at December 31, 2013 is as follows:

	Options Available for Grant	Options Outstanding	Weighted Average Exercise Price
			(Expressed in Canadian dollars)

Balances, December 31, 2011	24,610,831	23,449,062	$13.83
Increase in amount authorized	23,701,143	-	-
Options granted	(8,484,971)	8,484,971	13.34
Options exercised	-	(6,069,382)	7.15
Options cancelled	9,487,303	(9,487,303)	14.66
Options expired	201,136	(201,136)	14.50
Bonus shares	(291,625)	-	-
Shares issued under share purchase plan	(40,220)	-	-

Balances, December 31, 2012	49,183,597	16,176,212	$15.58
Increase in amount authorized	618,842	-	-
Options granted	-	-	-
Options exercised	-	(534,628)	2.96
Options cancelled	8,705,564	(8,705,564)	16.68
Options expired	1,026,688	(1,026,688)	9.07
Bonus shares	(13,750)	-	-
Shares issued under share purchase plan	(32,694)	-	-

Balances, December 31, 2013	59,488,247	5,909,332	$16.23

At December 31, 2013, the U.S. dollar equivalent of the weighted average exercise price was $15.28 (December 31, 2012 - $15.70).

The total intrinsic value of options exercised during the years ended December 31, 2013 and 2012 was $1.8 million and $24.1 million, respectively.

As at December 31, 2013, options vested and expected to vest totalled 5,909,332 (December 31, 2012 - 16,176,212) and had an aggregate intrinsic value of $0.1 million (December 31, 2012 - $4.7 million).

The following table summarizes information concerning outstanding and exercisable options at December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (in years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
(Expressed in Canadian dollars)			(Expressed in Canadian dollars)		(Expressed in Canadian dollars)

$2.82 to $7.03	452,313	2.06	$3.38	452,313	$3.38
$7.04 to $8.20	978,681	3.53	8.05	546,676	8.08
$8.21 to $12.62	486,281	2.72	9.98	486,281	9.98
$12.63 to $17.70	1,454,977	2.81	14.64	1,353,162	14.49
$17.71 to $27.83	2,537,080	3.33	23.78	1,928,798	23.63

	5,909,332	3.09	$16.23	4,767,230	$15.94

As at December 31, 2013, total unrecognized compensation cost related to unvested stock options was $3.7 million. This cost is expected to be recognized over a weighted-average period of approximately 1.0 years.

As at December 31, 2013 the aggregate intrinsic value for fully vested stock options was $0.1 million (December 31, 2012 - $4.7 million).

Stock-based compensation charged to operations was incurred by Turquoise Hill as follows:

	Year Ended December 31,
	2013	2012

Turquoise Hill Resources Ltd. (i)	$9,736	$68,961
SouthGobi Resources Ltd.	1,587	13,689

	$11,323	$82,650

(i)	During 2013, stock-based compensation of $4.6 million (2012 - $13.2 million) relating to the development of the Oyu Tolgoi mine was capitalized as property, plant and equipment.

(b)	Other Stock Based Compensation

The Company has a Performance Share Unit Plan, which authorizes the Board of Directors of the Company to grant PSU’s to directors and employees of Turquoise Hill. Each PSU evidences the right of the holder to receive, on a deferred cash payment basis, a cash payment equal to the fair market value of a common share, calculated using the average of the closing prices of the common shares for the five days preceding the last day of the applicable performance period, multiplied by the multiplier resulting from the applicable performance based criteria. During 2013, the Company granted 71,200 PSU’s with a fair value of $0.5 million. At December 31, 2013, 71,200 PSU’s remained outstanding and unvested.

The Company has a Director Deferred Share Unit Plan, which authorizes the Board of Directors of the Company to grant DDSU’s to independent directors of the Company. Each DDSU evidences the right of the holder to receive, on a deferred cash payment basis, a cash payment equal to the fair market value of a common share, calculated using the volume weighted average closing prices of the common shares for the five days preceding the date the fair market value is to be determined. During 2013, the Company granted 100,420 DDSU’s with a fair value of $0.7 million. At December 31, 2013, 100,420 DDSU’s remained outstanding and nil vested.

(c)	Series D Warrants

Under the terms of the 2012 MOA and the May 22, 2012 amendment thereto, the Company agreed to issue 55 million Series D Warrants to Rio Tinto upon filing the 2012 rights offering preliminary prospectus on May 22, 2012. Each Series D Warrant entitles Rio Tinto to purchase one common share of the Company at the warrant’s exercise price at any time during a three year period. The quantity and exercise price of the Series D Warrants were both subject to certain anti-dilution provisions connected to future rights offerings. After the 2012 rights offering closed on July 26, 2012, the number of Series D Warrants was increased to 74,247,460 and the exercise price was set at $10.37.

Turquoise Hill has recorded an amount of $164.4 million in equity attributable to the fair value of the Series D Warrants, and a corresponding amount was expensed as financing costs during 2012. As at May 22, 2012, the fair value of the Series D Warrants was determined using the Black-Scholes option-pricing model, using the following assumptions:

Exercise price	$10.33
Theoretical ex-rights share price	$8.62
Risk-free interest rate	0.46%
Expected life	3.0 years
Expected volatility	60%
Expected dividends	Nil

As at December 31, 2013, Rio Tinto held 74,247,460 Series D Warrants (December 31, 2012 - 74,247,460) exercisable to purchase one common share of the Company at any time until May 22, 2015 at a price of $10.37.

Upon closing the 2014 rights offering in January 2014, the exercise price of the Series D Warrants was adjusted to $8.20 and Rio Tinto was issued 74,247,460 Anti-Dilution Series D Warrants that are exercisable to purchase one common share of the Company at any time until May 22, 2015 at a price of $4.31.

(d)	2014 Rights Offering

In November 2013, the Company filed a final short form prospectus for a rights offering open to all shareholders on a dilution-free, equal participation basis. In accordance with the terms of the rights offering, each shareholder of record as at December 6, 2013 received one right for each common share held. Every right held entitled the holder thereof to purchase one common share of the Company at $2.40 per share or Cdn$2.53 per share, at the election of the holder. The rights traded on the TSX, NYSE and NASDAQ and expired on January 7, 2014.

Under the 2013 MOA and the November 14, 2013 amendment thereto, Rio Tinto agreed, subject to certain terms, conditions and limitations, to exercise its basic subscription privilege in full and to provide a standby commitment to acquire all common shares not otherwise taken up under the 2014 Rights Offering in exchange for a standby purchaser fee equal to 3% of the gross rights offering proceeds. Because the rights offering was oversubscribed, Rio Tinto did not purchase any shares under its standby commitment.

Upon the closing of the rights offering in January 2014, the Company issued a total of 1,006,116,602 common shares for gross proceeds of $2.4 billion. Expenses and fees relating to the rights offering totalled approximately $78.7 million, including the $70.8 million standby purchaser fee paid to Rio Tinto, and reduced the gross proceeds recorded as share capital.

Under the terms of the rights offering, the monetary amount to be received by the Company upon the exercise of rights was not fixed. Each holder of rights could elect either the $2.40 or Cdn$2.53 subscription price. Furthermore, the Cdn$2.53 subscription price was not denominated in the Company’s U.S. dollar functional currency. Therefore, the pro rata distribution of rights to the Company’s shareholders was accounted for as a derivative financial liability measured at fair value.

On December 3, 2013, rights to be issued under the rights offering began trading on a “when issued” basis. On this date, the Company recognized an aggregate derivative financial liability of $1,016.2 million associated with the Company’s legal obligation to carry out the rights offering and deficit was adjusted by a corresponding amount. This derivative financial liability comprised $500.1 million attributable to rights held by the Company’s noncontrolling shareholders and $516.1 million attributable to rights held by Rio Tinto. Each reporting period, the derivative financial liability is remeasured at fair value with changes being recognized in earnings. During 2013, the Company recognized a derivative gain of $87.9 million.

In January 2014, the derivative financial liability was settled as rights were exercised and a total of $909.3 million was reclassified from the derivative financial liability to share capital.

Under the terms of the 2013 MOA, Rio Tinto confirmed that it would take up its full basic subscription privilege, with respect to its 51% shareholding, and provide a standby commitment to subscribe for the common shares not subscribed for under the basic subscription privilege and the additional subscription privilege under the rights offering, subject to certain conditions. Rio Tinto was committed to exercising its full basic subscription privilege regardless of whether or not the rights were in the money. Accordingly, the fair value of the derivative financial liability attributable to rights held by Rio Tinto was estimated using a forward contract pricing model, using the following assumptions:

	December 31, 2013	December 3, 2013

Ex-rights share price	$3.30	$3.38
Risk-free rate of return	0.08%	0.08%
Spot Cdn$ exchange rate	0.94	0.94

The fair value of the derivative financial liability attributable to rights held by the Company’s noncontrolling shareholders was determined by reference to published market quotations for the rights.

Rio Tinto’s standby commitment over rights held by the Company’s noncontrolling shareholders is accounted for as a derivative financial asset. Its fair value was estimated as the difference between the estimated forward contract price, used to estimate the fair value of a right held by Rio Tinto, and the published market quotation for a right. During the rights offering period, there were no significant differences between these two prices, so no derivative financial asset was recognized.

The standby purchaser fee liability contains an embedded derivative as it is equal to 3% of the Canadian and U.S. dollar proceeds to be received upon the rights offering close. Therefore, the standby purchaser fee liability was accounted for as a derivative financial liability measured at fair value, which was estimated using the optimal currency of exercise for a right at each measurement date. On December 3, 2013, the Company recognized a standby purchaser fee liability of $71.7 million and a deferred charge for the same amount, which was classified as other assets in the consolidated balance sheet. Upon closing the rights offering in January 2014, the deferred charge was reclassified from other assets to share capital to reflect a cost of the rights offering. During 2013, the Company recognized a derivative loss of $0.2 million associated with remeasuring the standby purchaser fee liability.

(e)	2012 Rights Offering

In June 2012, the Company filed a final short form prospectus for a rights offering open to all shareholders on a dilution-free, equal participation basis. In accordance with the terms of the rights offering, each shareholder of record as at June 19, 2012 received one right for each common share held. Every 20 rights held entitled the holder thereof to purchase seven common shares of the Company at $7.00 per share or Cdn$7.17 per share, at the election of the holder. The rights traded on the TSX, NYSE and NASDAQ and expired on July 19, 2012.

Under the 2012 MOA and the May 22, 2012 amendment thereto, Rio Tinto agreed to provide a standby commitment for the full amount of the rights offering in exchange for a standby commitment fee equal to 4% of the gross rights offering proceeds. Under the standby commitment, Rio Tinto was required to acquire any common shares of the Company not taken up under the rights offering. Because the rights offering was oversubscribed, Rio Tinto did not purchase any shares under its standby commitment.

Upon the closing of the rights offering in July 2012, the Company issued a total of 259,558,050 common shares for gross proceeds of $1.8 billion. Expenses and fees relating to the rights offering totalled approximately $75.4 million, including the $72.8 million standby commitment fee paid to Rio Tinto, and reduced the gross proceeds recorded as share capital.

Under the terms of the rights offering, the monetary amount to be received by the Company upon the exercise of rights was not fixed. Each holder of rights could elect either the $7.00 or Cdn$7.17 subscription price. Furthermore, the Cdn$7.17 subscription price was not denominated in the Company’s U.S. dollar functional currency. Therefore, the pro rata distribution of rights to the Company’s shareholders was accounted for as a derivative financial liability measured at fair value.

On June 14, 2012, rights to be issued under the rights offering began trading on a “when issued” basis. On this date, the Company recognized an aggregate derivative financial liability of $688.4 million associated with the Company’s legal obligation to carry out the rights offering and deficit was adjusted by a corresponding amount. This derivative financial liability comprised $344.8 million attributable to rights held by the Company’s noncontrolling shareholders and $343.6 million attributable to rights held by Rio Tinto. Each reporting period, the derivative financial liability is remeasured at fair value with changes being recognized in earnings. During 2012, Turquoise Hill recognized a derivative gain of $194.7 million.

The derivative financial liability was settled as rights were exercised or expired unexercised. A total of $493.7 million was reclassified from the derivative financial liability to share capital, representing the fair value of rights exercised. At expiry, a total of $0.1 million was reclassified from the derivative financial liability to additional paid-in capital, representing the fair value of rights that expired unexercised.

Under the amendment to the Memorandum of Agreement, Rio Tinto confirmed that it would take up its full basic subscription privilege under the $1.8 billion rights offering with respect to its 51% shareholding, subject to certain conditions. Rio Tinto was committed to exercising its full basic subscription privilege regardless of whether or not the rights are in the money. Accordingly, the fair value of the derivative financial liability attributable to rights held by Rio Tinto was estimated using a forward contract pricing model, using the following assumptions:

	July 19, 2012	June 14, 2012
Ex-rights share price	$8.93	$9.52
Risk-free rate of return	n/a	0.17%
Spot Cdn$ exchange rate	1.02	0.98

The fair value of the derivative financial liability attributable to rights held by the Company’s noncontrolling shareholders was determined by reference to published market quotations for the rights.